Investments - Schedule of Cost or Amortized Cost and Fair Value of Available-For-Sale Fixed Maturity Securities in an Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Cost or Amortized Cost
Total	$ 68,563
Fair Value
Fair value of securities in a continuous unrealized loss position, Total	66,845
Fixed maturity securities
Cost or Amortized Cost
Due after one year through five years	6,944
Due after five years through ten years	17,682
Due after ten years	38,553
Total	63,179
Fair Value
Due after one year through five years	6,914
Due after five years through ten years	17,443
Due after ten years	37,343
Total Fair Value, Contractual maturity	61,700
Commercial mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	3,426
Fair Value
Fair Value	3,245
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	1,958
Fair Value
Fair Value	$ 1,900